Property, plant and equipment	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Property, plant and equipment
10.	Property, plant and equipment
Property, plant and equipment comprises owned and leased assets, as follows:

Million US dollar	30 June 2023	31 December 2022

Property, plant and equipment owned	24 553	24 245
Property, plant and equipment leased (right-of-use assets)	2 627	2 426
Total property, plant and equipment	27 181	26 671

	30 June 2023				31 December 2022
Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total

Acquisition cost
Balance at end of previous year	12 591	37 473	2 205	52 269	50 742
Effect of movements in foreign exchange	211	671	52	934	(983)
Acquisitions	3	728	1 017	1 748	4 279
Disposals through sale and derecognition	(24)	(507)	-	(532)	(1 822)
Disposals through the sale of subsidiaries	-	-	-	-	(13)
Transfer (to)/from other asset categories and other movements¹	172	1 125	(1 130)	167	66
Balance at end of the period	12 953	39 491	2 143	54 587	52 269

Depreciation and impairment losses
Balance at end of previous year	(4 584)	(23 440)	-	(28 024)	(26 284)
Effect of movements in foreign exchange	(55)	(426)	-	(482)	507
Depreciation	(197)	(1 578)	-	(1 775)	(3 530)
Disposals through sale and derecognition	18	476	-	494	1 631
Disposals through the sale of subsidiaries	-	-	-	-	8
Impairment losses	(3)	(57)	-	(60)	(172)
Transfer to/(from) other asset categories and other movements¹	(6)	(180)	-	(186)	(186)
Balance at end of the period	(4 827)	(25 206)	-	(30 033)	(28 024)

Carrying amount
at 31 December 2022	8 007	14 033	2 205	24 245	24 245
at 30 June 2023	8 126	14 285	2 143	24 553	-
As at 30 June 2023 and 31 December 2022 there were no significant restrictions on title on property, plant and equipment.
Contractual commitments to purchase property, plant and equipment amounted to 1 030m US dollar as at 30 June 2023 compared to 538m US dollar as at 31 December 2022.
AB InBev’s net capital expenditures in the statement of cash flow amounted to 2 063m US dollar in 2023 compared to 1 939m US dollar for the same period last year. Out of the total 2023 capital expenditures approximately 33% was used to improve the company’s production facilities while 49% was used for logistics and commercial investments and 18% for improving administrative capabilities and for the purchase of
hardware and software.

1
The transfer (to)/from other asset categories and other movements relates mainly to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the statement of financial position of property, plant and equipment held for sale in accordance with IFRS 5
Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies.

Property, plant and equipment leased by the company
(right-of-use
assets) is detailed as follows:

	30 June 2023
Million US dollar	Land and buildings	Machinery, equipment and other	Total

Net carrying amount at June 30	1 713	914	2 627
Depreciation for the period ended June 30	(223)	(148)	(371)

	31 December 2022
Million US dollar	Land and buildings	Machinery, equipment and other	Total

Net carrying amount at 31 December	1 640	786	2 426
Depreciation for the year ended 31 December	(398)	(230)	(628)
Additions to
right-of-use
assets for the
six-month
period ended 30 June 2023 were 448m US dollar (30 June 2022: 301m US dollar).
Following the sale of Dutch and Belgian pub real estate to Cofinimmo in October 2007, AB InBev entered into lease agreements with a term of 27 years. Furthermore, the company leases a number of warehouses, trucks, factory facilities and other commercial buildings, which typically run for a period of five to ten years. Lease payments are increased annually to reflect market rentals, if applicable. None of the leases include contingent rentals.
The company leases out pub real estate for an average outstanding period of 6 to 8 years and part of its own property under operating leases.
The expense related to short-term and
low-value
leases and variable lease payments that are not included in the measurement of the lease liabilities is not significant.